UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/08

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

ANNUAL REPORT

July 31, 2008

CUSIP 66537T844

Ticker Symbol AUTOX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

September 2008

Dear Fellow Shareholders,

For the 6 months, ended July 31, 2008, we are glad to report that the Autopilot Managed Growth FundTM had a total return of +4.45% while the exchange traded fund, also known as ETF, that is designed to track the S&P 500 Index (ticker SPY) had a total return of -6.75% and the exchange traded fund designed to track the Russell 2000 Index (ticker IWM) had a total return of +1.08%. This year has brought a heightened level of volatility which presents us with challenges both in getting positions built in stocks we believe have potential to be profitable, while at the same time challenges in building hedge positions to manage our fund’s volatility. Although we would prefer a less challenging market environment to operate in, we believe our approach is performing well relative to the market in general.

The leading economic stories for the past 6 months have evolved from a single minded focus on the sub-prime lending debacle to the price of oil spiking to $147 per barrel and the outcome of the rapidly approaching election. The fears of the unknown have led to meaningful selling in the stock market. Our Fund is not immune from such selling but our goal as managers is, and will be, to manage the impact of meaningful, broad market selling on our portfolio’s net asset value. We expect the stock market to present more bullish opportunities in the reasonably near future since great opportunities for investors are frequently borne of the selling resulting from investors overreacting to the important news events of the day.

Below is a daily basis graph of the Autopilot Managed Growth Fund and two benchmark indexes for the 6 months ending July 31, 2008. In the graph the Autopilot Managed Growth FundTM is the heavy red line. The SPY S&P 500 ETF is the thinner line finishing the lowest at the right of the chart and the IWM RUSSELL 2000 ETF is the thin line finishing in the middle of the right side of the chart.

Tot return
AUTOX - Autopilot Managed Growth Fund
SPY - S&P 500 ETF
IWM - Russell 2000 ETF
Autopilo Managed Growth
Fe
1/31/08
Mar
Apr
May
Jun
Jul
2008
7/31/08

The broad stock market averages have continued to exhibit the highest volatility in the past 5 years. We believe it is important, however, to understand that this type of volatility is NOT really large by historical standards. We plan to continue to execute our strategy of focusing our stock holdings on companies with demonstrated rapid earnings growth and other corporate qualities that make the stocks we own among the most sought after by growth investors. We also will continue to avoid owning stocks that show little or no earnings or earnings potential. At the end of July the Fund had 61% of its cash invested among 106 stock positions. The largest position was 1.46% of the portfolio with the average stock position accounting for 0.57% of the portfolio. In addition, the Fund was short stock index futures for hedging purposes which brought the net exposure of the Fund down to only 39% net long exposure to the stock market. This low level of commitment generally does not last a long time, but such low levels of net market exposure can be crucial in preserving gains and limiting losses.

We appreciate the trust you have put in us. We take seriously the responsibility of managing the portion of your portfolio that you have invested with us in the Autopilot Managed Growth FundTM. If you have family or friends who would benefit from our approach to growing and protecting money, please let them know about the Fund. They can purchase Autopilot Managed Growth FundTM through most brokerage accounts and directly from the website at AutopilotFunds.com

Peter Mauthe, Dave Lucca and John Rhoads

Portfolio Managers

The S & P 500 is an unmanaged group of securities considered to be representative of the stock market in general.  An investment cannot be made directly into an index.

The Russell 2000 is an unmanaged group of securities considered to be representative of the small cap segment of the stock.  An investment cannot be made directly into an index.

The performance data shown is calculated by FastTrack software. The performance data represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The Fund does not charge initial or deferred sales charges (loads); redemption or exchange fees; and operating expenses for the Fund including (12b-1) distribution expenses are limited to 2.25%. Investors should carefully consider the investment objectives, risks, charges and expenses of the The Autopilot Managed Growth FundTM. This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.autopilotfunds.com or by calling 1-866-828-8674.  The prospectus should be read carefully before investing. The Autopilot Managed Growth FundTM is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

0928-NLD-9/9/2008

Autopilot Managed Growth Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through July 31, 2008*

Annualized Total Returns as of July 31, 2008
	One Year	Since Inception*
Autopilot Managed Growth Fund	10.65%	12.57%
S&P 500	(11.09)%	(0.18)%

________________

* The Fund commenced operations on September 21, 2006.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.68%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-828-8674.

PORTFOLIO COMPOSITION**

____________

**Based on total portfolio market value as of July 31, 2008.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008
	Shares	Market Value
COMMON STOCKS - 60.76%
Advertising - 0.44%
VisionChina Media, Inc.- ADR*	6,000	$ 150,240

Aerospace/Defense - 0.92%
Elbit Systems, Ltd.	2,000	105,800
Lockheed Martin Corp.	2,000	208,660
		314,460
Auto Parts & Equipment - 0.74%
WABCO Holdings, Inc.	5,600	252,896

Banks - 1.39%
Banco Bradesco - ADR	10,000	212,300
Unibanco - Uniao de Bancos Brasileiros SA- GDR	2,000	263,260
		475,560
Biotechnology - 4.16%
Acorda Therapeutics, Inc.*	5,000	164,050
Alexion Pharmaceuticals, Inc.*	1,500	140,625
Alnylam Pharmaceuticals, Inc.*	767	26,676
Celgene Corp.*	3,500	264,215
Emergent Biosolutions, Inc.*	16,400	220,908
Genzyme Corp.*	3,000	229,950
Gilead Sciences, Inc.*	3,100	167,338
Sequenom, Inc.*	10,000	213,600
		1,427,362
Chemicals - 3.37%
Balchem Corp.	10,506	265,276
Celanese Corp. - Series A	4,800	184,944
Olin Corp.	10,000	297,400
Potash Corp. of Saskatchewan	1,200	245,124
Terra Industries, Inc.	3,000	162,000
		1,154,744
Commercial Services - 2.26%
Accenture Ltd.- Cl. A	7,000	292,320
American Public Education, Inc.*	4,000	181,720
Gartner, Inc.*	6,000	146,160
Quanta Services, Inc.*	5,000	154,400
		774,600
Computers - 2.13%
Integral Systems, Inc.	3,000	141,090
International Business Machines Corp.	2,500	319,950
NCR Corp.*	10,000	268,600
		729,640
Distribution/Wholesale - 0.43%
Fastenal Co.	3,000	146,580

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares	Market Value
Diversified Financial Services - 0.92%
Stifel Financial Corp.*	7,500	$ 315,825

Electric - 2.39%
Avista Corp.	7,000	158,340
Exelon Corp.	1,000	78,620
Graham Corp.	5,000	445,000
Otter Tail Corp.	3,000	136,020
		817,980
Electronics - 1.22%
Amphenol Corp.	3,000	143,010
Badger Meter, Inc.	4,900	276,017
		419,027
Energy - Alternate Sources - 0.42%
First Solar, Inc.*	500	142,555

Environmental Control - 0.38%
Clean Harbors, Inc.*	1,659	129,468

Food - 0.70%
Flower Foods, Inc.	8,000	240,560

Forest Products & Paper - 0.52%
Rock-Tenn Co. - Class A	5,000	177,750

Healthcare - Products - 3.39%
Cyberonics, Inc.*	10,000	276,200
Edwards Lifesciences Corp.*	2,500	156,700
Natus Medical, Inc.*	6,000	139,260
Quidel Corp.*	14,000	283,640
SonoSite, Inc.*	4,542	148,796
Techne Corp.*	2,000	159,040
		1,163,636
Healthcare - Services - 2.04%
Almost Family, Inc.*	2,936	96,448
Amedisys, Inc.*	4,500	288,540
Icon PLC- ADR*	3,919	314,852
		699,840
Home Builders - 0.73%
Desarrolladora Homex SAB de CV- ADR*	4,500	251,550

Household Products/Wares - 1.46%
Baxter International, Inc.	7,300	500,853

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares	Market Value
Insurance - 0.15%
American Physicians Capital, Inc.	1,041	$ 51,821

Internet - 0.56%
Cybersource Corp.*	5,000	88,750
Websense, Inc.*	5,000	104,350
		193,100
Machinery - Diversified - 5.00%
AGCO Corp.*	2,500	149,625
Chart Industries, Inc.*	6,000	317,520
Gorman-Rupp Co.	4,000	178,160
Lindsay Corp.	2,000	184,540
Nordson Corp.	3,800	268,508
Robbins & Myers, Inc.	5,056	256,693
Wabtec Corp.	6,500	360,750
		1,715,796
Metal Fabricate/Hardware - 0.48%
Sun Hydraulics Corp.	4,000	164,800

Mining - 0.14%
Companhia Vale do Rio Doce - ADR	1,601	48,078

Miscellaneous Manufacturers - 0.53%
AZZ, Inc.*	4,000	183,080

Oil & Gas - 4.02%
Atwood Oceanics. Inc.*	3,200	146,912
Canadian Natural Resources Ltd.	1,500	117,075
ENSCO International, Inc.	3,800	262,732
Helmerich & Payne, Inc.	5,000	295,650
Nexen, Inc.	3,700	117,068
Occidental Petroleum Corp.	2,000	157,660
Southwestern Energy Co.*	4,800	174,288
St. Mary Land & Exploration Co.	2,500	106,400
		1,377,785
Oil & Gas Services - 2.15%
Dril-Quip, Inc.*	1,633	88,411
Hornbeck Offshore Services, Inc.*	3,000	133,740
Lufkin Industries, Inc.	2,500	223,000
Natural Gas Services Group, Inc.*	5,500	141,130
Weatherford International Ltd.*	4,000	150,920
		737,201
Packaging & Containers - 0.32%
UFP Technologies, Inc.*	12,918	110,320

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares	Market Value
Pharmaceuticals - 3.31%
Abbott Laboratories	3,000	$ 169,020
Cephalon, Inc.*	1,413	103,375
Elan Corp PLC- ADR*	12,000	240,600
Neogen Corp.*	11,816	324,586
Novartis AG- ADR	5,000	296,750
		1,134,331
REITs - 0.71%
Plum Creek Timber Co., Inc.	5,000	243,600

Retail - Apparel - 0.73%
Gymboree Corp.*	4,000	149,600
Urban Outfitters, Inc.*	3,000	99,030
		248,630
Retail - Automobile - 0.77%
Copart, Inc.*	6,000	263,160

Retail - Pawn Shops - 0.55%
Ezcorp, Inc.*	10,532	189,365

Retail - Restaurants - 0.81%
Buffalo Wild Wings, Inc.*	3,000	98,790
McDonald's Corp.	3,000	179,370
		278,160
Semiconductors - 1.19%
Marvell Technology Group Ltd.*	10,000	147,900
Monolithic Power Systems, Inc.*	7,500	163,125
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	10,050	95,479
		406,504
Software - 4.73%
Activision Blizzard, Inc.	5,000	179,900
Ansys, Inc.*	7,100	325,748
Ariba, Inc.*	10,000	164,100
Mantech International Corp.- Class A*	4,900	273,616
Oracle Corp.*	12,700	273,431
Solera Holdings, Inc.*	5,400	156,546
Sybase, Inc.*	7,400	248,714
		1,622,055
Telecommunications - 2.43%
Atheros Communications, Inc.*	6,000	186,000
Cellcom Israel Ltd.	6,400	212,096
Partner Communications- ADR	13,000	284,310
Premiere Global Services, Inc.*	10,000	151,100
		833,506
Toys/Games/Hobbies - 0.45%
Hasbro, Inc.	4,000	154,880

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares	Market Value
Transportation - 1.72%
CSX Corp.	2,000	$ 135,160
HUB Group, Inc.*	7,500	291,450
Union Pacific Corp.	2,000	164,880
		591,490

TOTAL COMMON STOCKS (Cost $20,456,287)		20,832,788

SHORT TERM INVESTMENTS - 42.26%
Goldman Sachs Prime Obligation Fund, 2.11%+	14,491,961	14,491,961
TOTAL SHORT TERM INVESTMENTS (Cost $14,491,961)		14,491,961

TOTAL INVESTMENTS (Cost $34,948,248) - 103.02%		35,324,749
Liabilities in excess of cash and other assets - (3.02)%		(1,033,916)
NET ASSETS- 100.00%		$ 34,290,833
__________
* Non-Income producing security.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
+Variable rate security. Rate shown is as of July 31, 2008.

The accompanying notes are an integral part of these financial statements.

		Unrealized
	Number of	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	(Depreciation)
Nasdaq 100 E-Mini Future maturing Sept 2008
(Underlying Face Amount at Value $3,670,425)	99	$ (15,285)
Russell Mini Future maturing Sept 2008
(Underlying Face Amount at Value $3,935,250)	55	34,470
TOTAL FUTURES CONTRACTS SOLD SHORT		$ 19,185

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2008

Assets:
Investments in Securities at Market Value (identified cost $34,948,248)	$ 35,324,749
Cash	48
Deposit with Broker	1,188,847
Dividends and Interest Receivable	41,347
Receivable for Securities Sold	343,071
Receivable for Fund Shares Sold	683,384
Due From Broker - Variation Margin	19,185
Prepaid Expenses and Other Assets	21,883
Total Assets	37,622,514

Liabilities:
Payable for Securities Purchased	3,214,644
Payable for Fund Shares Redeemed	44,249
Accrued Advisory Fees	40,427
Accrued Distribution Fees	6,829
Accrued Administration Fees	2,833
Accrued Fund Accounting Fees	2,154
Accrued Transfer Agency Fees	1,250
Accrued Custody Fees	1,250
Accrued Expenses and Other Liabilities	18,045
Total Liabilities	3,331,681

Net Assets (Unlimited shares of no par value interest authorized;
2,861,611 shares outstanding)	$ 34,290,833

Net Asset Value, Offering and Redemption Price Per Share
($34,290,833 / 2,861,611 shares of beneficial interest outstanding)	$ 11.98

Composition of Net Assets:
At July 31, 2008, Net Assets consisted of:
Paid-in-Capital	$ 32,184,613
Accumulated Net Realized Gain From Security Transactions	1,710,534
Net Unrealized Appreciation on:
Investments	376,501
Futures	19,185
Net Assets	$ 34,290,833

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2008

Investment Income:
Dividend Income (net of $3,311 foreign taxes)	$ 123,437
Interest Income	175,370
Total Investment Income	298,807

Expenses:
Investment Advisory Fees	278,134
Distribution Fees	46,356
Administration Fees	33,667
Fund Accounting Fees	25,636
Professional Fees	23,021
Registration & Filing Fees	22,059
Transfer Agent Fees	21,017
Chief Compliance Officer Fees	10,530
Printing Expense	10,245
Custody Fees	7,055
Trustees' Fees	5,440
Insurance Expense	730
Miscellaneous Expenses	1,003
Total Expenses	484,893
Less: Fees Waived by Adviser	(66,329)
Net Expenses	418,564
Net Investment Loss	(119,757)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	845,524
Futures	1,366,670
Capital Gain Distributions from other Investment Companies	1,752
Net Change in Unrealized Appreciation on:
Investments	(528,003)
Futures	4,435
Net Realized and Unrealized Gain on Investments	1,690,378

Net Increase in Net Assets Resulting From Operations	$ 1,570,621

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the period
	ended	ended
	July 31, 2008	July 31, 2007*
Operations:
Net Investment Loss	$ (119,757)	$ (5,334)
Net Realized Gain on Investments and Futures	2,212,194	127,669
Capital Gain Distributions from other Investment Companies	1,752	7,470
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Futures	(523,568)	919,254
Net Increase in Net Assets
Resulting From Operations	1,570,621	1,049,059

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.02 per share, respectively)	-	(16,431)
Net Realized Gains ($0.48 and $0.00 per share, respectively)	(497,029)	-
Total Distributions to Shareholders	(497,029)	(16,431)

Beneficial Interest Transactions:
Proceeds from Shares Issued (2,608,255 and 1,077,425 shares,
respectively)	30,795,749	10,984,956
Distributions Reinvested (39,456 and 1,549 shares, respectively)	492,409	16,431
Cost of Shares Redeemed (648,707 and 216,367 shares, respectively)	(7,764,906)	(2,340,026)
Total Beneficial Interest Transactions	23,523,252	8,661,361

Increase in Net Assets	24,596,844	9,693,989

Net Assets:
Beginning of Period	9,693,989	-
End of Period (including accumulated net investment
income of $0 and $0, respectively)	$ 34,290,833	$ 9,693,989
______
*September 21, 2006 (Commencement of Operations) through July 31, 2007.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year	September 21, 2006*
	Ended	through
	July 31, 2008	July 31, 2007

Net Asset Value, Beginning of Period	$ 11.24	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.08)	(0.01)
Net gain from securities
(both realized and unrealized)	1.30	1.27
Total from operations	1.22	1.26
Distributions to shareholders from:
Net investment income	-	(0.02)
Net realized gains	(0.48)	-
Total distributions	(0.48)	(0.02)

Net Asset Value, End of Period	$ 11.98	$ 11.24

Total Return (b)	10.65%	12.61%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 34,291	$ 9,694
Ratio of expenses to average net assets,
before reimbursement	2.61%	3.56%	(c)
net of reimbursement	2.25%	2.25%	(c)
Ratio of net investment loss to average net assets	(0.63)%	(0.07)%	(c)
Portfolio turnover rate	260%	182%	(d)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2008

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation. The Fund commenced operations on September 21, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of July 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts – The Fund may use future contracts for hedging purposes in an effort to manage volatility and risk.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended July 31, 2008, the Adviser earned advisory fees of $278,134.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until November 30, 2008, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

the expense limitation, within three years of when the amounts were waived.  During the year ended July 31, 2008, the Adviser waived fees of $66,329.  Cumulative expenses subject to recapture by the Adviser amounted to $171,659 at January 31, 2008, and will expire on July 31 of the years indicated below:

2010	2011
$105,330	$66,329

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $34,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $20,400 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,750 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the year ended July 31, 2008, amounted to $1,233.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2008, the Fund incurred expenses of $10,530 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

conversion fee and a flat filing fee.  For the year ended July 31, 2008, GemCom received $4,329 for providing such services.  The printing expenses disclosed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the year ended July 31, 2008, the Fund incurred distribution fees of $46,356.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended July 31, 2008, amounted to $45,695,382 and $32,766,225, respectively.  The cost basis of securities for federal income tax purposes was $34,948,248.  Gross unrealized appreciation and depreciation on investments as of July 31, 2008 aggregated $1,144,956 and $768,455, respectively.

5.

TAX INFORMATION

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.  Permanent book and tax differences, due to different book and tax treatment of short-term capital gains, resulted in reclassifications for the year ended July 31, 2008 as follows: a decrease in undistributed net investment loss of $119,757 and a decrease in accumulated net realized gain from security transactions of $119,757.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 373,396
Undistributed long-term capital gain	1,356,323
Total distributable earnings	$1,729,719
Unrealized appreciation	376,501
Total accumulated earnings	$2,106,220

The difference between book basis and tax basis distributable earnings is due primarily to different book and tax treatments of unrealized appreciation on futures contracts.

The tax character of distributions paid during the periods ended July 31, 2008 and July 31, 2007, were as follows:

	Year Ended July 31, 2008	Period Ended July 31, 2007*
Ordinary Income	$ 206,530	$ 16,431
Capital Gain	290,499	―
	$ 497,029	$ 16,431
___________ *September 21, 2006 (Commencement of Operations) through July 31, 2007

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

6.

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Autopilot Managed Growth Fund

We have audited the accompanying statement of assets and liabilities of Autopilot Managed Growth Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2008, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period September 21, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Autopilot Managed Growth Fund as of July 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period September 21, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 29, 2008

Autopilot Managed Growth Fund

TRUSTEES AND OFFICERS (Unaudited)

July 31, 2008

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees:

Name, Address and Age Position Held with Fund	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 64 Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	34	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 58 Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	34	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 54 Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	34	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age 44 Trustee Since 2007	Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002)	34	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers:

Michael Miola**** Age: 56 Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	34	AdvisorOne Funds (5 portfolios); Constellation Trust Co.

Autopilot Managed Growth Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

July 31, 2008

Interested Trustees and Officers (Continued):

Name, Address and Age Position Held with Fund	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39 President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

		N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 46 Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

		N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38 Treasurer Since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

		N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 49 Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*   The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-828-8674.

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/08)	Ending Account Value (7/31/08)	Expenses Paid During the Period (2/1/08 to 7/31/08)
Actual	$1,000.00	$1,044.46	$11.44
Hypothetical (5% return before expenses)	$1,000.00	$1,013.67	$11.27

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six month period ended July 31, 2008).

TAX INFORMATION (Unaudited)

July 31, 2008

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, 40.30% of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

ADDITIONAL INFORMTION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the re-approval of an investment advisory agreement (the “Agreement”) between Rhoads Lucca Capital Partners, L.P. (“RLCP” or the “Adviser”) and the Trust, on behalf of the Autopilot Managed Growth Fund (“Autopilot” or the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions. Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the re-approval of the Agreement for Autopilot, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of RLCP’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of RLCP’s past performance, as well as other factors relating to its track record.  The Trustees discussed the exceptional performance of RLCP since the Fund’s inception.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that RLCP charges a 1.50% annual advisory fee based on the average net assets of Autopilot.  The Trustees then discussed the active management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board reviewed RLCP’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that Autopilot’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that re-approval of the Agreement is in the best interests of the Trust and Autopilot’s shareholders, and unanimously re-approved the Agreement.

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony Hertl  and Mark Taylor are audit committee financial expert, as defined in Item 3 of Form N-CSR.  Messrs. Hertl  and Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $13,000

2007- $13,000

(b)

Audit-Related Fees

2008 – None

2007 – None

(c)

Tax Fees

2008 – $2,000

2007 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

2007

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $2,000

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

10/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

10/9/08

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/9/08